Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Earnings
Net profit attributable to equity holders of the Company	6,700	4,562

	Number of shares
	Six months ended June 30,
	2025	2026
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,057,167,291	3,104,964,331
Dilution effect- adjustments for share options and RSUs	41,364,651	27,428,065

Shares used in computing diluted earnings per share	3,098,531,942	3,132,392,396

	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	2.19	1.47
Diluted earnings per share for Class A and Class B ordinary shares	2.16	1.46
Basic earnings per ADS	4.38	2.94
Diluted earnings per ADS	4.32	2.91